1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	17,200,002	15,200,002	18,000,002	18,000,002
Stock Warrants
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	17,200,000	15,200,000	18,000,000	18,000,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	2	2	2	2